issued by Depositor
AMERICAN GENERAL LIFE INSURANCE COMPANY
in all states except in New York
In connection with
VARIABLE SEPARATE ACCOUNT
UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
aPRIL 29, 2024
This updating summary prospectus provides updated information about Polaris Advisory, a flexible premium deferred variable annuity.
The prospectus for the contract contains more information about the contract, such as the contract’s features, benefits, and risks. You can find the current prospectus and other information about the contract online at www.corebridgefinancial.com/ProductProspectuses. You can also obtain this information at no cost by calling (855) 421-2692 or by writing to our Annuity Service Center (P.O. Box 15570, Amarillo, Texas 79105-5570).
* * * * * * * * * * * *
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov.

Special Terms Used in this Summary Prospectus

Accumulation Phase - The period during which you invest money in your contract.
Advisory Fee - In general, advisory fees are fees payable to an investment advisor you may have contracted with separately. As used in this prospectus, an Advisory Fee is any such fee withdrawn from your contract value and paid directly to your investment advisor pursuant to an authorization form submitted to the Company, subject to annualized contract value limits no greater than 1.5%; and which must relate exclusively to advice you receive with respect to your contract.
DCA Fixed Account - A fixed interest investment option under which amounts earn interest before they are systematically transferred from a DCA Fixed Account to one or more investment options over a specified period of time.
Fixed Account - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.
Living Benefit - An optional benefit designed to help create a guaranteed income stream for life and provide some protection against certain financial risks. (Living Benefits may only be elected at the time you purchase the contract).
Purchase Payment - The money you give us to buy and invest in the contract.
Secure Value Account - A Fixed Account, available only with election of the Living Benefit, to which we allocate a percentage of every Purchase Payment.
Underlying Fund - The underlying investment portfolios of the Trusts in which a Variable Portfolio invests.
Variable Portfolio(s) - A variable investment option available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

Updated Information About Your Contract

The following is a summary of certain contract features that have changed since the Updating Summary Prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since you purchased your contract. Please see the prospectus available on www.corebridgefinancial.com/ProductProspectuses for more information.
Underlying Funds
•
The SA DFA Ultra Short Bond Portfolio was renamed SA JPMorgan Ultra-Short Bond Portfolio, and J.P. Morgan Investment Management Inc. became its subadvisor on April 29, 2024.
•
The SA Goldman Sachs Global Bond Portfolio was renamed SA PIMCO Global Bond Opportunities Portfolio, and Pacific Investment Management Company, LLC became its subadvisor on April 29, 2024.
•
The SA Invesco Main Street Large Cap Portfolio was renamed SA JPMorgan Large Cap Core Portfolio and J.P. Morgan Investment Management Inc became its subadvisor on July 5, 2023.
2

Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	Not Applicable			N/A
Transaction Charges	You will be charged for each transfer after 15 transfers in any contract year during the Accumulation Phase. There may also be taxes on Purchase Payments.			Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected. These fees and expenses do not reflect advisory fees you pay to your investment adviser including Advisory Fees withdrawn from your contract. If such charges were reflected, the fees and expenses would be higher.
Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.40%	0.40%
	Investment Options[2] (Underlying Fund fees and expenses)	0.21%	1.64%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.15% [1]	1.45% [3]
1 As a percentage of the average daily ending net asset value allocated to the Variable
Portfolios.
2 As a percentage of Underlying Fund net assets.
3 As a percentage of the Income Base used to calculate the guaranteed benefit. This represents the maximum initial rate for the most expensive optional benefit currently available.
Because your contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract.

	Lowest Annual Cost: $576	Highest Annual Cost: $3,717
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Underlying Fund fees
and expenses
•No optional benefits
•No additional Purchase Payments,
transfers, or withdrawals
•No sales charges or advisory fees

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional
benefits and Underlying Fund fees and
expenses
•No additional Purchase Payments,
transfers, or withdrawals
•No sales charges or advisory fees

3

	RISKS	Location in Prospectus
Risk of Loss	You can gain or lose money by investing in this contract, including possible loss of your principal investment.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash.
•Withdrawals may reduce or terminate contract guarantees.
•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean that this contract is generally more beneficial to investors with a long investment time horizon.

Risks Associated with Investment Options
•An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract.
•Each investment option (including each Fixed Account option) has its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks
An investment in the contract is subject to the risks related to us, American General Life
Insurance Company. Any obligations (including under a Fixed Account option), guarantees, and benefits of the contract are subject to our claims-paying ability. More information about us is available upon request by calling the Annuity Service Center at (800) 445-7862 or visiting www.corebridgefinancial.com/annuities.

RESTRICTIONS
Investments
•Certain investment options may not be available under your contract.
•You may transfer funds between the investment options, subject to certain restrictions.
•Your transfers between the Variable Portfolios are subject to policies designed to deter frequent and short-term trading.
•The minimum transfer amount is $100. If less than $100 would remain in an investment option after a transfer, the entire amount must be transferred.
•Your ability to transfer amounts to a Fixed Account option may be restricted.
•We reserve the right to remove or substitute Underlying Funds as investment options.
Investment Options
Optional Benefits
•Additional restrictions and limitations apply under the contract’s optional benefits.
•If you elect an optional Living Benefit:
○Not all investment options may be available and you must invest in accordance with the applicable investment requirements.
○We reserve the right to modify the investment requirement in the future.
○You may be required to invest a certain percentage of your contract value in a certain investment option, including the Secure Value Account which is only available with certain optional Living Benefits. Special transfer and withdrawal restrictions may apply.
○You may not elect the Advisory Fee Program and withdrawals to pay an Advisory Fee are not permitted.
•Withdrawals that exceed limits specified by the terms of an optional benefit may reduce the value of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.
Optional Living Benefits Death Benefits
TAXES
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract, including withdrawals to pay an
Advisory Fee to your investment advisor.
•If you purchase the contract through a tax-qualified plan or individual retirement account
(IRA), there is no additional tax benefit under the contract.
•Earnings under your contract are taxed at ordinary income tax rates when withdrawn.
You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes
4

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your investment advisor does not receive commissions from us for selling this contract to you. However, the agency under which your investment advisor is appointed may receive a wholesaling fee or marketing allowance for services related to the Company's annuity contracts. These arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments). If you elect to withdraw Advisory Fees (as permitted by your investment advisor), your investment advisor will receive an Advisory Fee through withdrawals taken from your contract and paid directly to your investment advisor.
Payments in Connection with Distribution of the Contract
Exchanges
Some investment advisors may have a financial incentive to offer you a new contract in place of the one you already own because an exchange may result in the investment advisor receiving ongoing advisory fees for investment advice related to the new contract after the exchange. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

5

Appendix A – Underlying Funds Available Under the Contract

The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds. See “Investment Requirements For Optional Living Benefits” in this Appendix.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Asset Allocation	Franklin Allocation VIP Fund – Class 1 Franklin Advisers, Inc.	0.57%*	14.77%	7.82%	5.00%
	Franklin Income VIP Fund – Class 1 Franklin Advisers, Inc.	0.46%*	8.87%	7.25%	5.28%
	SA Allocation Balanced Portfolio – Class 1 SunAmerica Asset Management, LLC	0.76%*	11.71%	5.82%	N/A
	SA Allocation Growth Portfolio – Class 1 SunAmerica Asset Management, LLC	0.80%*	17.33%	10.16%	N/A
	SA Allocation Moderate Growth Portfolio – Class 1 SunAmerica Asset Management, LLC	0.78%*	15.41%	8.60%	N/A
	SA Allocation Moderate Portfolio – Class 1 SunAmerica Asset Management, LLC	0.77%*	13.94%	7.53%	N/A
	SA American Funds Asset Allocation Portfolio[1] – Class 1 SunAmerica Asset Management, LLC Capital Research and Management Company	0.57%*	14.27%	9.18%	N/A
	SA BlackRock Multi-Factor 70/30 Portfolio – Class 1 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.50%*	13.45%	N/A	N/A
	SA Franklin Tactical Opportunities Portfolio[2] – Class 1 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.82%*	15.81%	8.17%	N/A
	SA Global Index Allocation 60/40 Portfolio – Class 1 SunAmerica Asset Management, LLC	0.55%*	13.81%	7.23%	N/A
	SA Global Index Allocation 75/25 Portfolio – Class 1 SunAmerica Asset Management, LLC	0.56%*	15.88%	8.48%	N/A
	SA Global Index Allocation 90/10 Portfolio – Class 1 SunAmerica Asset Management, LLC	0.52%	18.16%	9.73%	N/A
	SA Goldman Sachs Multi-Asset Insights Portfolio – Class 1 SunAmerica Asset Management, LLC Goldman Sachs Asset Management, L.P.	0.88%*	16.89%	8.39%	N/A
	SA Index Allocation 60/40 Portfolio – Class 1 SunAmerica Asset Management, LLC	0.47%	15.39%	8.74%	N/A
	SA Index Allocation 80/20 Portfolio – Class 1 SunAmerica Asset Management, LLC	0.46%	18.76%	10.93%	N/A
	SA Index Allocation 90/10 Portfolio – Class 1 SunAmerica Asset Management, LLC	0.46%	20.40%	11.88%	N/A
	SA JPMorgan Diversified Balanced Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.73%	15.44%	8.09%	6.42%
	SA MFS Total Return Portfolio[2] – Class 1 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.72%	10.31%	8.43%	6.44%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Asset Allocation (continued)	SA Putnam Asset Allocation Diversified Growth Portfolio – Class 1 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	0.90%*	21.02%	10.21%	7.64%
	SA T. Rowe Price Asset Allocation Growth Portfolio[2] – Class 1 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	0.75%	19.35%	10.71%	N/A
	SA Wellington Strategic Multi-Asset Portfolio – Class 1 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.81%*	15.12%	7.67%	5.35%
Bond	PIMCO Emerging Markets Bond Portfolio – Institutional Class Pacific Investment Management Company, LLC	1.12%	11.28%	2.40%	2.93%
	PIMCO Total Return Portfolio – Institutional Class Pacific Investment Management Company, LLC	0.60%	6.09%	1.23%	1.86%
	SA American Century Inflation Protection Portfolio – Class 1 SunAmerica Asset Management, LLC American Century Investment Management, Inc.	0.66%	3.53%	1.76%	1.58%
	SA Federated Hermes Corporate Bond Portfolio – Class 1 SunAmerica Asset Management, LLC Federated Investment Management Company	0.55%	8.06%	3.14%	3.23%
	SA Fixed Income Index Portfolio[2] – Class 1 SunAmerica Asset Management, LLC	0.34%*	5.80%	1.39%	N/A
	SA Fixed Income Intermediate Index Portfolio[2] – Class 1 SunAmerica Asset Management, LLC	0.34%*	5.00%	1.60%	N/A
	SA JPMorgan MFS Core Bond Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	0.54%*	6.54%	1.70%	1.99%
	SA JPMorgan Ultra-Short Bond Portfolio[3] – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.[3]	0.51%	4.63%	0.99%	0.66%
	SA PIMCO Global Bond Opportunities Portfolio[4] – Class 1 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC[4]	0.88%*	4.28%	-1.31%	-0.45%
	SA PineBridge High-Yield Bond Portfolio – Class 1 SunAmerica Asset Management, LLC PineBridge Investments, LLC	0.72%	16.17%	6.65%	5.21%
	SA Wellington Government and Quality Bond Portfolio – Class 1 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.58%	5.07%	0.52%	1.27%
Cash	Goldman Sachs VIT Government Money Market Fund – Institutional Shares Goldman Sachs Asset Management, L.P.	0.18%*	5.05%	1.82%	1.19%
Stock	Invesco V.I. American Franchise Fund – Series I Invesco Advisers, Inc.	0.86%	40.93%	16.16%	11.70%
	Invesco V.I. Comstock Fund – Series I Invesco Advisers, Inc.	0.75%	12.36%	13.49%	8.92%
	Invesco V.I. Growth and Income Fund – Series I Invesco Advisers, Inc.	0.75%	12.66%	11.77%	8.25%
	Lord Abbett Growth and Income Portfolio – Class VC Lord, Abbett & Co. LLC	0.93%	13.19%	10.72%	7.81%
	SA AB Growth Portfolio – Class 1 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.63%	35.03%	17.83%	14.89%
	SA AB Small & Mid Cap Value Portfolio – Class 1 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.92%*	16.85%	10.94%	7.56%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Stock (continued)	SA American Funds Global Growth Portfolio[1] – Class 1 SunAmerica Asset Management, LLC Capital Research and Management Company	0.70%*	22.52%	13.62%	N/A
	SA American Funds Growth Portfolio[1] – Class 1 SunAmerica Asset Management, LLC Capital Research and Management Company	0.62%*	38.35%	18.65%	N/A
	SA American Funds Growth-Income Portfolio[1] – Class 1 SunAmerica Asset Management, LLC Capital Research and Management Company	0.57%*	26.10%	13.34%	N/A
	SA Emerging Markets Equity Index Portfolio – Class 1 SunAmerica Asset Management, LLC	0.61%*	8.99%	3.14%	N/A
	SA Fidelity Institutional AM® International Growth Portfolio – Class 1 SunAmerica Asset Management, LLC FIAM LLC	0.87%	27.42%	N/A	N/A
	SA Fidelity Institutional AM® Real Estate Portfolio – Class 1 SunAmerica Asset Management, LLC FIAM LLC	0.84%	14.02%	7.68%	7.43%
	SA Franklin BW U.S. Large Cap Value Portfolio – Class 1 SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.70%*	7.38%	11.29%	8.83%
	SA Franklin Small Company Value Portfolio – Class 1 SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.00%*	13.01%	11.02%	6.94%
	SA Franklin Systematic U.S. Large Cap Core Portfolio – Class 1 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.60%	21.51%	N/A	N/A
	SA Franklin Systematic U.S. Large Cap Value Portfolio – Class 1 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.65%	8.37%	10.74%	10.15%
	SA International Index Portfolio[2] – Class 1 SunAmerica Asset Management, LLC	0.49%	17.43%	7.71%	N/A
	SA Invesco Growth Opportunities Portfolio – Class 1 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	0.81%	12.50%	9.42%	7.17%
	SA Janus Focused Growth Portfolio – Class 1 SunAmerica Asset Management, LLC Janus Capital Management, LLC	0.80%*	39.33%	16.67%	12.10%
	SA JPMorgan Emerging Markets Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.18%*	10.29%	3.25%	1.85%
	SA JPMorgan Equity-Income Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.58%	4.68%	11.15%	9.48%
	SA JPMorgan Global Equities Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.83%	23.83%	11.09%	7.36%
	SA JPMorgan Large Cap Core Portfolio[5] – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.[5]	0.74%*	27.48%	14.22%	10.28%
	SA JPMorgan Mid-Cap Growth Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.79%*	23.33%	15.63%	11.33%
	SA Large Cap Growth Index Portfolio – Class 1 SunAmerica Asset Management, LLC	0.35%*	29.33%	15.72%	N/A

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Stock (continued)	SA Large Cap Index Portfolio[2] – Class 1 SunAmerica Asset Management, LLC	0.27%*	25.94%	15.33%	11.63%
	SA Large Cap Value Index Portfolio – Class 1 SunAmerica Asset Management, LLC	0.35%*	21.87%	13.80%	N/A
	SA MFS Blue Chip Growth Portfolio – Class 1 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.70%	41.08%	17.15%	12.68%
	SA MFS Massachusetts Investors Trust Portfolio – Class 1 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.68%*	19.05%	13.76%	10.38%
	SA Mid Cap Index Portfolio[2] – Class 1 SunAmerica Asset Management, LLC	0.38%	16.00%	12.11%	N/A
	SA Morgan Stanley International Equities Portfolio[2] – Class 1 SunAmerica Asset Management, LLC Morgan Stanley Investment Management Inc. and Wellington Management Company LLP	0.86%*	16.56%	7.07%	3.14%
	SA PIMCO RAE International Value Portfolio – Class 1 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	0.82%*	17.64%	4.97%	1.61%
	SA Putnam International Growth and Income Portfolio – Class 1 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.01%	19.48%	9.86%	4.03%
	SA Small Cap Index Portfolio[2] – Class 1 SunAmerica Asset Management, LLC	0.41%*	16.27%	9.38%	N/A
	SA Wellington Capital Appreciation Portfolio – Class 1 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.74%	39.69%	15.18%	13.06%
Volatility Control	SA American Funds VCP Managed Allocation Portfolio[1] – Class 1 SunAmerica Asset Management, LLC Capital Research and Management Company	0.89%*	15.92%	7.58%	N/A
	SA BlackRock VCP Global Multi Asset Portfolio – Class 1 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.92%*	12.43%	4.19%	N/A
	SA PIMCO VCP Tactical Balanced Portfolio – Class 1 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	0.92%	11.98%	5.36%	N/A
	SA Schroders VCP Global Allocation Portfolio – Class 1 SunAmerica Asset Management, LLC Schroder Investment Management North America	0.91%*	15.57%	4.99%	N/A
	SA T. Rowe Price VCP Balanced Portfolio – Class 1 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	0.82%	16.61%	7.33%	N/A
	SA VCP Dynamic Allocation Portfolio – Class 1 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.78%	13.85%	7.24%	N/A
	SA VCP Dynamic Strategy Portfolio – Class 1 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.80%	12.25%	7.03%	N/A
	SA VCP Index Allocation Portfolio[2] – Class 1 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	0.53%	16.19%	8.02%	N/A

* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.

1
Capital Research and Management Company is the investment adviser of the master fund in which this Underlying Fund (Master-Feeder Fund) invests. Under a master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.
2
Please note that not all of these Underlying Funds may be available through the broker-dealer with which your investment advisor is affiliated. Please check with your investment advisor for availability and additional restrictions.
3
On April 29, 2024, SA DFA Ultra Short Bond Portfolio was renamed SA JPMorgan Ultra-Short Bond Portfolio, and J.P. Morgan Investment Management Inc. became its subadvisor.
4
On April 29, 2024, SA Goldman Sachs Global Bond Portfolio was renamed SA PIMCO Global Bond Opportunities Portfolio, and Pacific Investment Management Company, LLC became its subadvisor.
5
On July 5, 2023, SA Invesco Main Street Large Cap Portfolio was renamed SA JPMorgan Large Cap Core Portfolio and J.P. Morgan Investment Management Inc. became its subadvisor.

INVESTMENT REQUIREMENTS FOR OPTIONAL LIVING BENEFITS
If you elect an optional Living Benefit, your contract is subject to investment requirements, as reflected below. Depending on the optional Living Benefit you choose, you may not be able to invest in certain investment options. If you do not elect any optional benefits, or if the only optional benefit you elect is a death benefit, your contract is not subject to investment requirements.
FOR OPTIONAL BENEFITS AVAILABLE FOR ELECTION
This section contains the current investment requirements for the optional Living Benefits that we are offering to investors, including:
•
Polaris Income Max
•
Polaris Income Plus Daily Flex
Polaris Income Max
If you elect Polaris Income Max, you must allocate your assets in accordance with the following:
20% Secure Value Account
80% in one or more of the following Variable
Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market
Fund
PIMCO Total Return
SA American Century Inflation Protection
SA American Funds VCP Managed Allocation*
SA BlackRock VCP Global Multi Asset*
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
SA PIMCO VCP Tactical Balanced*
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
SA Wellington Government and Quality Bond
DCA Fixed Accounts**
6-Month DCA
1-Year DCA
*You may invest up to a maximum of 50% in each of
these Variable Portfolios.
**You may use a DCA Fixed Account to invest your
target allocation in accordance with the investment
requirements.

Polaris Income Plus Daily Flex
If you elect Polaris Income Plus Daily Flex, you must allocate your assets in accordance with the option below or Build Your Own Allocation:
10% Secure Value Account
Asset Allocation Portfolios
90% in one or more of the following Variable
Portfolios:
Individually Managed Asset Allocation
Portfolios:
SA American Funds Asset Allocation
SA BlackRock Multi-Factor 70/30
SA Franklin Tactical Opportunities
SA Goldman Sachs Multi-Asset Insights
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
SA Wellington Strategic Multi-Asset
Actively Managed Fund-of-Funds:
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
Index Fund-of-Funds Portfolios:
SA Global Index Allocation 90/10
SA Global Index Allocation 75/25
SA Global Index Allocation 60/40
SA Index Allocation 90/10
SA Index Allocation 80/20
SA Index Allocation 60/40
Volatility Control Portfolios:
SA American Funds VCP Managed Allocation
SA BlackRock VCP Global Multi Asset
SA PIMCO VCP Tactical Balanced
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
Fixed Income Portfolios
Goldman Sachs VIT Government Money Market
Fund
PIMCO Total Return
SA American Century Inflation Protection
SA Federated Hermes Corporate Bond
SA Fixed Income Immediate Index
SA Fixed Income Index
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
SA Wellington Government & Quality Bond
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
*You may use a DCA Fixed Account to invest your
target allocation in accordance with the investment
requirements.

Build Your Own Allocation
You must allocate your assets in accordance with the following: 10% of your total Purchase Payments in the Secure Value Account. The remaining 90% of your total Purchase Payments must be allocated in the following Investment Groups:
FIXED INCOME PORTFOLIOS Investment Requirement Minimum 18% Maximum 90%
Money Market Portfolio:
Goldman Sachs VIT Government Money Market Fund
Core Fixed Income Portfolios:
PIMCO Total Return
SA American Century Inflation Protection
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
SA Wellington Government & Quality Bond
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
Fixed Accounts
1-Year Fixed (if available)

PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS Investment Requirement Minimum 0% Maximum 72%**
Global & International Portfolios:
SA Emerging Markets Equity Index
SA International Index
SA JPMorgan Global Equities
SA Morgan Stanley International Equities
Large Core Portfolios:
SA American Funds Growth-Income
SA Franklin Systematic U.S. Large Cap Core
SA JPMorgan Large Cap Core Portfolio
SA Large Cap Index
SA MFS Massachusetts Investors Trust
Large Value Portfolios:
Invesco V.I. Comstock
Invesco V.I. Growth and Income
Lord Abbett Growth and Income
SA Franklin BW U.S. Large Cap Value
SA Franklin Systematic U.S. Large Cap Value
SA JPMorgan Equity-Income
SA Large Cap Value Index
Large Growth Portfolios:
Invesco V.I. American Franchise
SA AB Growth
SA American Funds Growth
SA Janus Focused Growth
SA Large Cap Growth Index
SA MFS Blue Chip Growth
SA Wellington Capital Appreciation
Small & Mid Cap Portfolios:
SA Mid Cap Index
SA Small Cap Index
Asset Allocation Portfolios:
Franklin Allocation VIP Fund
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth

PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS - CONTINUED Investment Requirement Minimum 0% Maximum 72%**
SA American Funds Asset Allocation
SA BlackRock Multi-Factor 70/30
SA Franklin Tactical Opportunities
SA Global Index Allocation 60/40
SA Global Index Allocation 75/25
SA Global Index Allocation 90/10
SA Goldman Sachs Multi-Asset Insights
SA Index Allocation 60/40
SA Index Allocation 80/20
SA Index Allocation 90/10
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
SA Wellington Strategic Multi-Asset
Asset Allocation (Volatility Control Portfolios):
SA American Funds VCP Managed Allocation
SA BlackRock VCP Global Multi Asset
SA PIMCO VCP Tactical Balanced
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation

OTHER EQUITY AND SPECIALTY PORTFOLIOS Investment Requirement Minimum 0% Maximum 27%***
Small & Mid Cap Portfolios:
SA AB Small & Mid Cap Value
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Mid-Cap Growth
Global & International Portfolios:
SA American Funds Global Growth
SA Fidelity Institutional AM® International Growth
SA JPMorgan Emerging Markets
SA PIMCO RAE International Value
SA Putnam International Growth and Income
Specialty Portfolios:
PIMCO Emerging Markets Bond
SA Fidelity Institutional AM® Real Estate
SA PineBridge High-Yield Bond

*
You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.
**
You may invest up to a maximum of 36% in an individual Variable Portfolio within this Investment Group.
***
You may invest up to a maximum of 9% in an individual Variable Portfolio within this Investment Group.
OPTIONAL BENEFITS NO LONGER AVAILABLE FOR ELECTION
This section contains the investment requirements for the following optional Living Benefits that we are no longer offering to investors:
•
Polaris Income Plus Daily Flex (for contracts issued prior to November 8, 2021)
•
Polaris Income Plus Flex
•
Polaris Income Plus
•
Polaris Income Plus Daily

Polaris Income Plus Daily Flex
If your contract was purchased between May 1, 2019 and November 7, 2021 and you elected the optional Polaris Income Plus Daily Flex Living Benefit, you must allocate your assets in accordance with the option below or Build Your Own Allocation:
10% Secure Value Account
Asset Allocation Portfolios
90% in one or more of the following Variable
Portfolios:
Individually Managed Asset Allocation
Portfolios:
SA American Funds Asset Allocation
SA BlackRock Multi-Factor 70/30
SA Franklin Tactical Opportunities
SA Goldman Sachs Multi-Asset Insights
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
SA Wellington Strategic Multi-Asset
Actively Managed Fund-of-Funds:
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
Index Fund-of-Funds Portfolios:
SA Global Index Allocation 90/10
SA Global Index Allocation 75/25
SA Global Index Allocation 60/40
SA Index Allocation 90/10
SA Index Allocation 80/20
SA Index Allocation 60/40
Volatility Control Portfolios:
SA American Funds VCP Managed Allocation
SA BlackRock VCP Global Multi Asset
SA PIMCO VCP Tactical Balanced
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
Fixed Income Portfolios
Goldman Sachs VIT Government Money Market
Fund
PIMCO Total Return
SA American Century Inflation Protection
SA Federated Hermes Corporate Bond
SA Fixed Income Immediate Index
SA Fixed Income Index
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
SA Wellington Government & Quality Bond
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
*You may use a DCA Fixed Account to invest your
target allocation in accordance with the investment
requirements.

Build Your Own Allocation
You must allocate your assets in accordance with the following: 10% of your total Purchase Payments in the Secure Value Account. The remaining 90% of your total Purchase Payments must be allocated in the following Investment Groups:
FIXED INCOME PORTFOLIOS Investment Requirement Minimum 18% Maximum 90%
Money Market Portfolio:
Goldman Sachs VIT Government Money Market Fund
Core Fixed Income Portfolios:
PIMCO Total Return
SA American Century Inflation Protection
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
SA Wellington Government & Quality Bond
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
Fixed Accounts
1-Year Fixed (if available)

PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS Investment Requirement Minimum 0% Maximum 72%**
Global & International Portfolios:
SA Emerging Markets Equity Index
SA International Index
SA JPMorgan Global Equities
SA Morgan Stanley International Equities
Large Core Portfolios:
SA American Funds Growth-Income
SA Franklin Systematic U.S. Large Cap Core
SA JPMorgan Large Cap Core
SA Large Cap Index
SA MFS Massachusetts Investors Trust
Large Value Portfolios:
Invesco V.I. Comstock
Invesco V.I. Growth and Income
Lord Abbett Growth and Income
SA Franklin BW U.S. Large Cap Value
SA Franklin Systematic U.S. Large Cap Value
SA JPMorgan Equity-Income
SA Large Cap Value Index
Large Growth Portfolios:
Invesco V.I. American Franchise
SA AB Growth
SA American Funds Growth
SA Janus Focused Growth
SA Large Cap Growth Index
SA MFS Blue Chip Growth
SA Wellington Capital Appreciation[1]
Small & Mid Cap Portfolios:
SA Mid Cap Index
SA Small Cap Index
Asset Allocation Portfolios:
Franklin Allocation VIP Fund
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth

PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS - CONTINUED Investment Requirement Minimum 0% Maximum 72%**
SA American Funds Asset Allocation
SA BlackRock Multi-Factor 70/30
SA Franklin Tactical Opportunities
SA Global Index Allocation 60/40
SA Global Index Allocation 75/25
SA Global Index Allocation 90/10
SA Goldman Sachs Multi-Asset Insights
SA Index Allocation 60/40
SA Index Allocation 80/20
SA Index Allocation 90/10
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
SA Wellington Strategic Multi-Asset
Asset Allocation (Volatility Control Portfolios):
SA American Funds VCP Managed Allocation
SA BlackRock VCP Global Multi Asset
SA PIMCO VCP Tactical Balanced
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation

OTHER EQUITY AND SPECIALTY PORTFOLIOS Investment Requirement Minimum 0% Maximum 27%***
Small & Mid Cap Portfolios:
SA AB Small & Mid Cap Value
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Mid-Cap Growth[2]
Global & International Portfolios:
SA American Funds Global Growth
SA Fidelity Institutional AM® International Growth
SA JPMorgan Emerging Markets
SA PIMCO RAE International Value
SA Putnam International Growth and Income
Specialty Portfolios:
PIMCO Emerging Markets Bond
SA Fidelity Institutional AM® Real Estate
SA PineBridge High-Yield Bond

*
You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.
**
You may invest up to a maximum of 36% in an individual Variable Portfolio within this Investment Group.
***
You may invest up to a maximum of 9% in an individual Variable Portfolio within this Investment Group.
1    You may invest up to a maximum of 45% in SA Wellington Capital Appreciation.
2    You may invest in up to 18% in SA JPMorgan Mid-Cap Growth.
Polaris Income PLUS FLEX
If your contract was purchased between May 1, 2019 and October 12, 2020 and you elected the optional Polaris Income Plus Flex Living Benefit, you must allocate your assets in accordance with the following:
10% Secure Value Account
90% in one or more of the following Variable
Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market
Fund
PIMCO Total Return
SA American Century Inflation Protection
SA American Funds VCP Managed Allocation*
SA BlackRock VCP Global Multi Asset*
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
SA PIMCO VCP Tactical Balanced*
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
SA Wellington Government and Quality Bond
DCA Fixed Accounts**
6-Month DCA
1-Year DCA
*You may invest up to a maximum of 50% in each of
these Variable Portfolios.
**You may use a DCA Fixed Account to invest your
target allocation in accordance with the investment
requirements.

POLARIS INCOME PLUS
If you elected the optional Polaris Income Plus Income Living Benefit, the following Investment Requirements are applicable:
10% Secure Value Account
Up to 90% in one or more of the following
Variable Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market
Fund
SA American Century Inflation Protection
SA American Funds VCP Managed Allocation*
SA BlackRock VCP Global Multi Asset*
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA PIMCO VCP Tactical Balanced*
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
SA Wellington Government and Quality Bond
DCA Fixed Accounts**
6-Month DCA
1-Year DCA
*You may invest up to a maximum of 50% in each of
these Variable Portfolios.
**You may use a DCA Fixed Account to invest your
target allocation in accordance with the investment
requirements.

Polaris Income Plus Daily
If you elected the optional Polaris Income Plus Daily Living Benefit, you must allocate your assets in accordance with the following:
10% Secure Value Account
Up to 90% in one or more of the following
Variable Portfolios:
Individually Managed Asset Allocation
Portfolios:
SA American Funds Asset Allocation
SA Franklin Tactical Opportunities
SA Goldman Sachs Multi-Asset Insights
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
Portfolio
SA Wellington Strategic Multi-Asset Income
Actively Managed Fund-of-Funds:
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
Fixed Income and Money Market Portfolios:
Goldman Sachs VIT Government Money Market
Fund
SA American Century Inflation Protection
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
SA Wellington Government and Quality Bond
Index Fund-of-Funds Portfolios
SA Global Index Allocation 90/10
SA Global Index Allocation 75/25
SA Global Index Allocation 60/40
SA Index Allocation 90/10
SA Index Allocation 80/20
SA Index Allocation 60/40
Volatility Control Portfolios:
SA American Funds VCP Managed Allocation
SA BlackRock VCP Global Multi Asset
SA PIMCO VCP Tactical Balanced
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
*You may use a DCA Fixed Account to invest your
target allocation in accordance with the investment
requirements.

* * *
This summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the contract, both dated April 29, 2024, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.
EDGAR Contract Identifier: C000200229